Segmented Information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Operating revenues, net of royalties	$ 38,542.0	$ 31,954.0
Non-current assets excluding deferred income tax assets	80,751.0	79,817.0
Canada
Disclosure of operating segments [line items]
Operating revenues, net of royalties	30,418.0	25,551.0
Non-current assets excluding deferred income tax assets	76,708.0	76,091.0
United States
Disclosure of operating segments [line items]
Operating revenues, net of royalties	5,999.0	4,252.0
Non-current assets excluding deferred income tax assets	1,889.0	1,712.0
Other foreign
Disclosure of operating segments [line items]
Operating revenues, net of royalties	2,125.0	2,151.0
Non-current assets excluding deferred income tax assets	$ 2,154.0	$ 2,014.0